LEASES - (Lessor) Future Lease Payments to be Received Under Operating Leases (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Leases [Abstract]
2020	$ 123
2021	116
2022	111
2023	109
2024	109
Thereafter	164
Total payments to be received	$ 732